Document and Entity Information	Dec. 06, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Gores Holdings VIII Inc.
Entity Address, State or Province	CO
Amendment Flag	false
Entity Central Index Key	0001841080
Document Type	8-K
Document Period End Date	Dec. 06, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40105
Entity Tax Identification Number	85-3010982
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	531-3100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class F [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	GIIX
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	GIIXW
Security Exchange Name	NASDAQ
Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units
Trading Symbol	GIIXU
Security Exchange Name	NASDAQ